SHARE-BASED PAYMENT - Schedule of Detailed Information About RSU and Phantom Shares (Details) - R$ / shares									36 Months Ended	41 Months Ended
	Dec. 13, 2024	Oct. 23, 2024	Jul. 07, 2023	Jul. 07, 2022	Aug. 17, 2021	Jul. 07, 2021	Apr. 30, 2020	Aug. 07, 2018	Aug. 17, 2021	Dec. 13, 2024	Dec. 31, 2025
RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total granted (in shares)										2,814,032
Total not exercised (in shares)											535,796
Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total granted (in shares)									6,137,400,000
Total outstanding (in shares)											98,166,000
Options available (in shares)									98,166,000
July 7, 2021 | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche						25.00%
Fair value (in brazilian real per share)						R$ 42.67
Remaining term (in years)						0 years
Purchasing period up to (years)						4 years
Total granted (in shares)						300,000
Total not exercised (in shares)											0
July 7, 2022 | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche				25.00%
Fair value (in brazilian real per share)				R$ 11.72
Remaining term (in years)				6 months
Purchasing period up to (years)				4 years
Total granted (in shares)				335,593
Total not exercised (in shares)											13,800
July 7, 2022 | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche				25.00%
Fair value (in brazilian real per share)				R$ 11.72
Remaining term (in years)				6 months
Purchasing period up to (years)				4 years
Total granted (in shares)				671,186
Total not exercised (in shares)											38,966
July 7, 2023 | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche			25.00%
Fair value (in brazilian real per share)			R$ 19.32
Remaining term (in years)		1 year 6 months
Purchasing period up to (years)			4 years
Total granted (in shares)			500,000
Total not exercised (in shares)											57,774
October 23, 2024 | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche		25.00%
Fair value (in brazilian real per share)		R$ 5.48
Remaining term (in years)			2 years 9 months 18 days
Purchasing period up to (years)		4 years
Total granted (in shares)		671,502
Total not exercised (in shares)											276,876
December 13, 2024 | RSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche	25.00%
Fair value (in brazilian real per share)	R$ 4.17
Remaining term (in years)	2 years 10 months 24 days
Purchasing period up to (years)	4 years
Total granted (in shares)	335,751
Total not exercised (in shares)											148,380
August 7, 2018 | Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche								25.00%
Remaining term (in years)								0 years
Purchasing period up to (years)								4 years
Total granted (in shares)								707,400,000
Exercise price (in brazilian real per share)								R$ 20.43
Average fair value of option (in brazilian real per share)								R$ 0
Volatility								90.80%
Expected dividend								0.00%
Average risk-free rate of return								14.30%
Total outstanding (in shares)											53,520,000
Options available (in shares)								53,520,000
April 30, 2020 | Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche							33.30%
Remaining term (in years)							0 years
Purchasing period up to (years)							3 years
Total granted (in shares)							3,250,000,000
Exercise price (in brazilian real per share)							R$ 10.35
Average fair value of option (in brazilian real per share)							R$ 0.01
Volatility							90.80%
Expected dividend							0.00%
Average risk-free rate of return							14.30%
Total outstanding (in shares)											30,696,000
Options available (in shares)							30,696,000
April 30, 2020 | Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche							25.00%
Remaining term (in years)							0 years
Purchasing period up to (years)							4 years
Total granted (in shares)							1,600,000,000
Exercise price (in brazilian real per share)							R$ 10.35
Average fair value of option (in brazilian real per share)							R$ 0.04
Volatility							86.70%
Expected dividend							0.00%
Average risk-free rate of return							13.90%
Total outstanding (in shares)											12,520,000
Options available (in shares)							12,520,000
August 17, 2021 | Stock purchase plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise rate per tranche					25.00%
Remaining term (in years)					0 years
Purchasing period up to (years)					4 years
Total granted (in shares)					580,000,000
Exercise price (in brazilian real per share)					R$ 33.99
Average fair value of option (in brazilian real per share)					R$ 0.01
Volatility					84.10%
Expected dividend					0.00%
Average risk-free rate of return					13.70%
Total outstanding (in shares)											1,430,000
Options available (in shares)					1,430,000